Restructuring Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Restructuring Plans
Restructuring Plans

Note 6

Restructuring Plans

In 2012 and prior years, AbbVie management approved plans to realign its worldwide manufacturing operations and selected domestic and international commercial and R&D operations in order to reduce costs.  In the first quarter of 2013, AbbVie recorded a charge of approximately $9 million for employee severance and contractual obligations, with $7 million classified in cost of products sold and $2 million as SG&A expenses.  In the first three months of 2012, AbbVie incurred restructuring charges of $17 million.  The following summarizes the activity for the restructuring accrual for the first three months of 2013.

(in millions)
Accrued balance at December 31, 2012	$193
2013 restructuring charges	9
Payments and other adjustments	(24)
Accrued balance at March 31, 2013	$178

Included in payments and other adjustments for the period ended March 31, 2013 was a $23 million reversal of a previously recorded restructuring reserve due to the company’s re-evaluation of a prior year decision to exit a manufacturing facility.

Note 6  Restructuring Plans

In 2012 and prior years, AbbVie management approved plans to realign its worldwide manufacturing operations and selected domestic and international commercial and R&D operations in order to reduce costs. In 2012, AbbVie recorded a charge of approximately $177 million for employee severance and contractual obligations, primarily related to the exit from an R&D facility with $169 million classified in R&D and $8 million as SG&A expenses. In 2011, AbbVie recorded a charge of $160 million reflecting employee severance and other related charges, with $42 million classified as cost of products sold, $69 million as R&D and $49 million as SG&A expenses. The following summarizes the activity for these restructurings.

(in millions)

Accrued balance at December 31, 2009	$54
Payments and other adjustments	(54)

Accrued balance at December 31, 2010	—
2011 restructuring charges	160
Payments and other adjustments	(70)

Accrued balance at December 31, 2011	90
2012 restructuring charges	177
Payments and other adjustments	(74)

Accrued balance at December 31, 2012	$193

An additional $69 million, $26 million and $7 million were subsequently recorded in 2012, 2011 and 2010, respectively, relating to these restructurings, primarily for accelerated depreciation.

Solvay Plans

In 2010, AbbVie management approved restructuring plans primarily related to the acquisition of Solvay. This plan streamlined operations, improved efficiencies and reduced costs in certain Solvay sites and functions as well as in certain AbbVie and Solvay commercial organizations in various countries. In 2010, AbbVie recorded a charge of $147 million, with $6 million classified in cost of products sold, $126 million classified in R&D and $15 million classified in SG&A expenses. The following summarizes the employee severance activity for this restructuring.

(in millions)

2010 employee severance charge	$147
Payments and other adjustments	(35)

Accrued balance at December 31, 2010	112
Payments and other adjustments	(92)

Accrued balance at December 31, 2011	20
Payments and other adjustments	(20)

Accrued balance at December 31, 2012	$—

An additional $27 million and $17 million were recorded in 2011 and 2010, respectively, relating to this restructuring, primarily for accelerated depreciation and asset impairments.